Law Offices
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

 1933 Act Rule 497(c)
1933 Act File No. 333-96461
1940 Act File No. 811-09813
April 6, 2011

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Scout Funds (“Registrant”)
File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated March 11, 2011, for the Scout Core Bond Fund and Scout Core Plus Bond Fund series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on March 16, 2011 (Accession Number: 0001137439-11-000083).

Please direct questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire

cc:           Michael P. O’Hare, Esquire